Class K [Member] Expense Example - Class K - BlackRock Sustainable Aware Advantage International Equity Fund - Class K	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	$ 2,938